H5 Fees to auditors	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
H5 Fees to auditors

Fees to auditors

Fees to auditors
2023	Deloitte	Others	Total
Audit fees	164	8	172
Audit-related fees	6	—	6
Tax fees	12	13	25
All other fees	–	37	37
Total	182	58	240

2022
Audit fees	163	7	170
Audit-related fees	7	2	9
Tax fees	2	11	13
All other fees	1	22	23
Total	173	42	215

2021
Audit fees	132	8	140
Audit-related fees	9	1	10
Tax fees	2	6	8
All other fees	1	2	3
Total	144	17	161
At the 2023 Annual General Meeting
,
Deloitte was appointed auditor for the period until the 2024 Annual General Meeting.
The audit-related services include quarterly reviews and assurance regarding
Ericsson’s Sustainability and Corporate Responsibility report. The tax services include corporate tax compliance work. Other services include work related to agreed-upon-procedures engagements.